Retirement Benefit Plans - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Defined contribution expense	£ 33	£ 34
Post-employment benefit expense, defined benefit plans	17	£ 10
Increase (decrease) in net defined benefit liability (asset)	£ 63